Loss per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per Share [Abstract]
Net Loss Per Common Share
The calculation of net loss per common share is summarized below:

	June 30, 2024	June 30, 2023

Net loss	$(668)	$(7,914)
Less: Dividends to non-vested participating securities	-	(77)
Net loss attributable to common shareholders, basic & diluted	$(668)	$(7,991)

Weighted average number of common shares outstanding, basic	8,716,477	8,030,666
Weighted average number of common shares outstanding, diluted	8,808,705	8,030,666

Net loss per share attributable to common shareholders, basic & diluted	$(0.08)	$(0.99)